Stock-Based Compensation - SRA - Assumptions (Details) - SRA Companies, Inc.	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	50.00%	142.50%	42.00%
Expected term (in years)	2 years	4 years 6 months	4 years 3 months
Risk-free interest rate	0.56%	0.63%	0.42%
Dividend yield	0.00%	0.00%	0.00%